[LOGO]   Federated Investors
Since 1955

Federated
Bond
Fund

10th Annual Report
October 31, 1996

Established 1987

INCOME

President's Message

Dear Shareholder:

Federated Bond Fund was created in 1987, and I am pleased to present the 10th Annual Report for the fund. The report, covering the 12-month period from November 1, 1995, through October 31, 1996, opens with a discussion with Joseph Balestrino, Vice President, Federated Advisers. Following his discussion, detailing both the corporate market and recent activity in the fund's portfolio, are a series of performance charts, a complete listing of the fund's holdings, and the financial statements.

In a highly volatile interest rate environment, Federated Bond Fund continued to produce a strong income stream while outperfoming its peer group, the Lipper Corporate BBB-Rated Bond Funds average. The performance of the fund's share classes during the period is shown below.*

                Income  Total Return
Class A Shares    $0.71       7.21%
Class B Shares    $0.64       6.40%
Class C Shares    $0.64       6.40%
Class F Shares    $0.71       7.18%

The fund's portfolio of corporate bonds reflects an emphasis on diversification and quality. Holdings are extremely well diversified. On October 31, 1996, the portfolio consisted of more than 250 bonds with an average rating of BBB--approximately 80% of the assets are typically investment-grade bonds, while the remaining assets are invested in high-yield corporate bonds.**

And, as of October 31, 1996, the fund received a four-star rating from Morningstar, an independent mutual fund rating service, out of 1,054 fixed-income funds.***

* Performance quoted is based on net asset value and reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price or the payment of the contingent deferred sales charge for Class A, B, C, and F shares were 2.39%, 0.59%, 5.30%, and 5.00%, respectively.

** Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

***Morningstar proprietary ratings reflect historical risk-adjusted performance as of October 31, 1996. They are subject to change every month. Past performance is no guarantee of future results. Ratings are calculated from the funds' 3-, 5- and 10-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The 1-year rating is calculated using the same methodology, but is not a component of the overall rating. The fund received 4 stars for the three- and five-year periods and was rated among 1,054 and 572 fixed-income funds, respectively. For the 1-year period, the fund received 3 stars and was rated among 1,654 fixed-income funds. Ten percent of funds in a rating universe receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars. Ratings quoted are for the F Shares. Star ratings for other classes may vary and are available only for classes with three years of performance history.

Thank you for participating in the income potential of Federated Bond Fund. Remember, it's easy to increase your participation in the performance potential of a diversified bond portfolio by reinvesting your earnings automatically in additional fund shares.

As always, we welcome your comments, questions and suggestions.

Sincerely,



J. Christopher Donahue
President
December 15, 1996

Investment Review

[PHOTO APPEARS HERE]
Joseph Balestrino
Vice President
Federated Advisers

Q Joe, you have had over 10 years' experience in the high-yield and high-grade bond markets. The last 12 months were not easy, so would you please comment on what has been a volatile bond market environment during the 12-month period.

A For the fiscal year period ending October 31, 1996, the bond market exhibited tremendous volatility that, in retrospect, displayed three distinct interest rate environments. The fiscal year both started and ended in a very positive fashion with interest rates falling under the expectation of a slower economy. The middle months of the period (February-June 1996) were characterized by sharply higher interest rates in response to much stronger than anticipated economic data releases. As the period drew to a close, the economy was once again sending mixed signals but with a bias toward reduced economic activity. In particular, both consumer debt creation and incremental consumer spending, which historically have been closely correlated, declined in October 1996, and interest rates fell significantly.

In summary, the volatility over the past one year period was the equivalent of a 10-year cycle that occurred between 1984 and 1995.

Q Federated Bond Fund performed relatively well during this difficult period. How has the fund been performing compared to all BBB rated bond funds as tracked by Lipper Analytical Services?

A Consistent with bond market volatility, the fund's A, B, C, and F share classes produced total returns of 7.21%, 6.40%, 6.40%, and 7.18%, respectively, based on net asset value for the period ended October 31, 1996.* These returns compared very favorably to the total return of 5.54% for the Lipper Corporate BBB Rated Bond Funds category.**

* Performance quoted is based on net asset value and reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period based on offering price or the payment of the contingent deferred sales charge for Class A, B, C, and F shares were 2.39%, 0.59%, 5.30%, and 5.00%, respectively.

** Lipper averages do not include the effect of sales charges.

Q The fund's income distributions remain an important source of cash flow to many shareholders. What were the fund's yields on October 31, 1996?

A At the period end, the fund's daily distribution rate+ based on net asset value was 7.30%* (Class A shares) compared to the 10-year Treasury rate which was 6.34% on that same day. The fund's distribution rates for Class B, C, and F shares were 6.46%, 6.46% and 7.14%, respectively. The fund's 30-day current net yields for Class A, B, C, and F shares were 6.99%, 6.51%, 6.51%, and 7.22%, respectively.++

Q What strategies accounted for the fund's outperforming its Lipper peer group?

A We used two distinct strategies that enabled the fund to outperform its Lipper peer group--the first related to the overall quality position, and second related to the interest rate exposure or duration decision. Throughout much of the fiscal year period, the fund maintained approximately 20% of total assets in high-yield corporate securities. This minority, but still significant, position generated not only an above-average income distribution for shareholders, but just as importantly, served to cushion the falling price effect of rising rates during the first half of 1996.

Relatively late in the fiscal period, at the end of August 1996, we concluded that interest rates had increased faster and higher than justified by the economic fundamentals. With no visible signs of documented inflation hikes, we increased the portfolio's duration position to 5.8 years, which helped the fund participate in significant price appreciation as interest rates fell hard and fast during the months of September and October 1996.

* At the period end, Class A shares distribution rate based on offering price was 6.97%.

+ The 30-day distribution rate reflects actual distributions made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price.

++The 30-day current net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.

Q As we leave 1996, what is your outlook for the year ahead?

A While the economy has continued to display pockets of both strength and weakness, one must recognize that the current economic expansion has been over 5 years in length, when expansions typically last 3 years. Given that inflation remains relatively low and corporate earnings are exhibiting a slower growth pattern, we maintain a positive outlook for the year ahead. As a result, the fund's shareholders can likely expect to see more of the same from a portfolio strategy perspective, with a desire to produce above-average income and capital appreciation potential should interest rates fall.

Two Ways You May Seek to Invest for Success in
Federated Bond Fund

Initial Investment:

If you had made an initial investment of $9,000, in the Class F Shares of Federated Bond Fund* on 5/20/87, reinvested dividends and capital gains, and did not redeem any shares, your account would be worth $21,782 on 10/31/96. You would have earned a 9.80%** average annual total return for the 9-year investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 10/31/96, the Class A Shares' total return one year and since inception (on 6/28/95) was 2.39% and 4.77%, respectively. Class B Shares' total return one year and since inception (on 6/28/95) was 0.59% and 3.80%, respectively. Class C Shares' total return one year and since inception (on 6/28/95) was 5.30% and 7.62%. Class F Shares' average annual one-year, five-year and since inception (on 5/20/87) total returns were 5.00%, 10.38% and 9.81%, respectively.***

[CHART APPEARS HERE]

* On June 15, 1992, at a special meeting of shareholders, the shareholders approved a change to the name of the fund from High Income Securities Fund to Fortress Bond Fund, and a change to the fund's fundamental investment objective to pursue as high a level of current income as is consistent with the preservation of capital. This resulted in shifting the fund's focus from investing not less than 65% of its assets in high-yield, lower quality securities to not less than 65% of its assets in investment grade securities.

** Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge and 1.00% contingent deferred sales charge.

***The total returns stated take into account the 4.50% sales charge for Class A Shares, the 5.50% contingent deferred sales charge for Class B Shares, the 1.00% contingent deferred sales charge for Class C Shares, the 1.00% sales charge and 1.00% contingent deferred sales charge for Class F Shares.

Data quoted represent past performance and do not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original costs.

Federated Bond Fund

One Step at a Time:

$1,000 invested each year for 9 years (reinvesting all dividends and capital gains) grew to $16,916.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class F Shares of Federated Bond Fund on 5/20/87, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $9,000, but your account would have reached a total value of $16,916 by 10/31/96. You would have earned an average annual total return of 10.32%*.

A practical investment plan helps you pursue a high level of income through corporate bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work!

[CHART APPEARS HERE]

* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

Federated Bond Fund
Hypothetical Investor Profile: Investing for High Monthly Income

John and Joan Wicker are a fictional couple who, like many other shareholders, look for high monthly income opportunities.

John is an attorney in his late forties with an established client base. Joan is a school teacher. On May 20, 1987, the Wickers invested $20,000 in Class F Shares of Federated Bond Fund.

As this chart shows, over nine years their original investment in Class F Shares has grown to $48,405. This represents a 9.80% average annual total return.* For John and Joan, that means extra money to supplement their daughter's college tuition.

[CHART APPEARS HERE]

*This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

Federated Bond Fund--
(Class A Shares)

Growth of $10,000 Invested in Federated Bond Fund (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Bond Fund (Class A Shares) (the "Fund") from June 28, 1995 (start of performance), to October 31, 1996, compared to the Lehman Brothers Corporate Bond Index (LBCBI)+ and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB).++

[CHART APPEARS HERE]

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge=$9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBCBI and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The LBCBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

++ The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Federated Bond Fund--
(Class B Shares)

Growth of $10,000 Invested in Federated Bond Fund (Class B Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Bond Fund (Class B Shares) (the "Fund") from June 28, 1995 (start of performance), to October 31, 1996, compared to the Lehman Brothers Corporate Bond Index (LBCBI)+ and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB).++


[CHART APPEARS HERE]

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a contingent deferred sales charge of 5.50% on any redemption less than 1 year from the purchase date. The LBCBI and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The LBCBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

++ The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Federated Bond Fund--
(Class C Shares)

Growth of $10,000 Invested in Federated Bond Fund (Class C Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Bond Fund (Class C Shares) (the "Fund") from June 28, 1995 (start of performance), to October 31, 1996, compared to the Lehman Brothers Corporate Bond Index (LBCBI)+ and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB).++

[CHART APPEARS HERE]

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.


* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a contingent deferred sales charge of 1.00% on any redemption less that 1 year from the purchase date. The LBCBI and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The LBCBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

++ The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Federated Bond Fund--
(Class F Shares)

Growth of $10,000 Invested in Federated Bond Fund (Class F Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Bond Fund (Class F Shares) (the "Fund") from May 20, 1987 (start of performance), to October 31, 1996, compared to the Lehman Brothers Corporate Bond Index (LBCBI)+ and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB).++

[CHART APPEARS HERE]

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge=$9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBCBI and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

+ The LBCBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

++ The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.


Federated Bond Fund
Portfolio of Investments
--------------------------------------------------------------------------------
October 31, 1996

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--85.7%
------------------------------------------------------------------------------------------------
               AEROSPACE & DEFENSE--0.6%
               ---------------------------------------------------------------------------------
$   2,250,000  McDonnell-Douglas Corp., Note, 9.40%, 10/15/2001                                   $    2,424,668
               ---------------------------------------------------------------------------------
      500,000  Tracor, Inc., Sr. Sub. Note, 10.875%, 8/15/2001                                           538,750
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   2,963,418
               ---------------------------------------------------------------------------------  --------------
               AUTOMOTIVE--0.6%
               ---------------------------------------------------------------------------------
      800,000  Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004                               884,000
               ---------------------------------------------------------------------------------
      700,000  Collins & Aikman Products Co., Sr. Sub. Note, 11.50%, 4/15/2006                           735,875
               ---------------------------------------------------------------------------------
      550,000  Exide Corp., Sr. Note, 10.00%, 4/15/2005                                                  566,500
               ---------------------------------------------------------------------------------
      250,000  Lear Corp., Sub. Note, 9.50%, 7/15/2006                                                   264,375
               ---------------------------------------------------------------------------------
      500,000  Lear Seating Corp., Sub. Note, 8.25%, 2/1/2002                                            500,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   2,950,750
               ---------------------------------------------------------------------------------  --------------
               BANKING--9.3%
               ---------------------------------------------------------------------------------
    6,000,000  African Development Bank, Note, 6.875%, 10/15/2015                                      5,826,600
               ---------------------------------------------------------------------------------
    5,250,000  Banco Santander, Bank Guarantee, 7.875%, 4/15/2005                                      5,536,650
               ---------------------------------------------------------------------------------
    7,475,000  Bank of Montreal, Sub. Note, 7.80%, 4/1/2007                                            7,919,314
               ---------------------------------------------------------------------------------
    6,200,000  Bayerische Landesbank-NY, Note, 6.20%, 2/9/2006                                         5,927,820
               ---------------------------------------------------------------------------------
    2,750,000  Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004                                   3,052,472
               ---------------------------------------------------------------------------------
      675,000  (a)First Nationwide Escrow Corp., Sr. Sub. Note, 10.625%, 10/1/2003                       710,437
               ---------------------------------------------------------------------------------
      500,000  First Nationwide Holdings, Inc., Sr. Note, 12.25%, 5/15/2001                              551,250
               ---------------------------------------------------------------------------------
    3,000,000  FirstBank Puerto Rico, Sub. Note, 7.625%, 12/15/2005                                    3,019,593
               ---------------------------------------------------------------------------------
    3,250,000  National Bank of Canada, Montreal, Sub. Note, 8.125%, 8/15/2004                         3,482,570
               ---------------------------------------------------------------------------------
    6,000,000  UBS--NY, Sub. Note, 7.25%, 7/15/2006                                                    6,170,460
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  42,197,166
               ---------------------------------------------------------------------------------  --------------
               BEVERAGE & TOBACCO--0.7%
               ---------------------------------------------------------------------------------
      500,000  Dimon, Inc., Sr. Note, 8.875%, 6/1/2006                                                   515,000
               ---------------------------------------------------------------------------------
    1,000,000  RJR Nabisco, Inc., Note, 8.75%, 7/15/2007                                               1,001,580
               ---------------------------------------------------------------------------------


Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               BEVERAGE & TOBACCO--CONTINUED
               ---------------------------------------------------------------------------------
$   1,750,000  RJR Nabisco, Inc., Note, 9.25%, 8/15/2013                                          $    1,765,908
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   3,282,488
               ---------------------------------------------------------------------------------  --------------
               BROADCAST RADIO & TV--2.0%
               ---------------------------------------------------------------------------------
      375,000  Chancellor Broadcasting Co., Sr. Sub. Note, 12.50%, 10/1/2004                             418,125
               ---------------------------------------------------------------------------------
      500,000  Granite Broadcasting Corp., Sr. Sub. Note, 10.375%, 5/15/2005                             510,625
               ---------------------------------------------------------------------------------
      200,000  Granite Broadcasting Corp., Sr. Sub. Note, 9.375%, 12/1/2005                              194,000
               ---------------------------------------------------------------------------------
      875,000  Heritage Media Corp., Sr. Sub. Note, 8.75%, 2/15/2006                                     835,625
               ---------------------------------------------------------------------------------
      250,000  Park Communications, Inc., 13.75%, 5/15/2004                                              290,000
               ---------------------------------------------------------------------------------
      250,000  Pegasus Media, Note, 12.50%, 7/1/2005                                                     270,000
               ---------------------------------------------------------------------------------
    3,000,000  SCI Television, Inc., Sr. Secd. Note, 11.00%, 6/30/2005                                 3,213,750
               ---------------------------------------------------------------------------------
      700,000  SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%, 5/15/2006                                  724,500
               ---------------------------------------------------------------------------------
      500,000  Sinclair Broadcast Group, Sr. Sub. Note, 10.00%, 12/15/2003                               490,000
               ---------------------------------------------------------------------------------
      400,000  Sinclair Broadcast Group, Sr. Sub. Note, 10.00%, 9/30/2005                                392,000
               ---------------------------------------------------------------------------------
      100,000  Sullivan Broadcast Holdings Inc., Deb., 13.25%, 12/15/2006                                 92,500
               ---------------------------------------------------------------------------------
      750,000  Sullivan Broadcast Holdings Inc., Sr. Sub. Note, 10.25%, 12/15/2005                       755,625
               ---------------------------------------------------------------------------------
      500,000  Young Broadcasting, Inc., Sr. Sub. Note, 10.125%, 2/15/2005                               493,750
               ---------------------------------------------------------------------------------
      250,000  Young Broadcasting, Inc., Sr. Sub. Note, 9.00%, 1/15/2006                                 229,375
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   8,909,875
               ---------------------------------------------------------------------------------  --------------
               BUSINESS EQUIPMENT & SERVICES--0.4%
               ---------------------------------------------------------------------------------
      500,000  Knoll Inc., Sr. Sub. Note, 10.875%, 3/15/2006                                             537,500
               ---------------------------------------------------------------------------------
      500,000  Monarch Acquisition Corp., Sr. Note, 12.50%, 7/1/2003                                     550,000
               ---------------------------------------------------------------------------------
      250,000  (a)Outsourcing Solutions, Inc., Sr. Sub. Note, 11.00%, 11/1/2006                          255,625
               ---------------------------------------------------------------------------------
      500,000  United Stationers Supply Co., Sr. Sub. Note, 12.75%, 5/1/2005                             550,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   1,893,125
               ---------------------------------------------------------------------------------  --------------
               CABLE TELEVISION--5.3%
               ---------------------------------------------------------------------------------
      400,000  (a)Australis Holdings Pty Limited, Unit, 15.00% accrual, 11/1/2002                        224,360
               ---------------------------------------------------------------------------------
      250,000  Australis Media Limited, Unit, 0/14.00%, 5/15/2003                                        145,000
               ---------------------------------------------------------------------------------


Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               CABLE TELEVISION--CONTINUED
               ---------------------------------------------------------------------------------
$     350,000  Bell Cablemedia plc, Sr. Disc. Note, 0/11.875%, 9/15/2005                          $      262,062
               ---------------------------------------------------------------------------------
      550,000  Bell Cablemedia plc, Sr. Disc. Note, 0/11.95%, 7/15/2004                                  456,500
               ---------------------------------------------------------------------------------
      475,000  CAI Wireless Systems, Inc., Sr. Note, 12.25%, 9/15/2002                                   458,375
               ---------------------------------------------------------------------------------
    4,000,000  CF Cable TV, Inc., Note, 9.125%, 7/15/2007                                              4,280,000
               ---------------------------------------------------------------------------------
      250,000  CF Cable TV, Inc., Sr. Secd. 2nd Priority Note, 11.625%, 2/15/2005                        288,750
               ---------------------------------------------------------------------------------
      950,000  Cablevision Systems Corp., Sr. Sub. Deb., 9.875%, 2/15/2013                               900,125
               ---------------------------------------------------------------------------------
      250,000  Cablevision Systems Corp., Sr. Sub. Note, 9.25%, 11/1/2005                                237,500
               ---------------------------------------------------------------------------------
      700,000  Charter Communications Southeast, L.P., Sr. Note, 11.25%, 3/15/2006                       717,500
               ---------------------------------------------------------------------------------
    4,040,000  Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013                                      4,585,400
               ---------------------------------------------------------------------------------
      500,000  Diamond Cable Co., Sr. Disc. Note, 0/11.75%, 12/15/2005                                   329,375
               ---------------------------------------------------------------------------------
      750,000  Diamond Cable Co., Sr. Disc. Note, 0/13.25%, 9/30/2004                                    586,875
               ---------------------------------------------------------------------------------
      675,000  EchoStar Satellite Broadcasting Corp., Sr. Disc. Note, 0/13.125%,
               3/15/2004                                                                                 477,562
               ---------------------------------------------------------------------------------
      200,000  Insight Communication Co., Sr. Sub. Note, 11.25%, 3/1/2000                                199,000
               ---------------------------------------------------------------------------------
    1,000,000  International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/10.875%,
               10/15/2003                                                                                795,000
               ---------------------------------------------------------------------------------
      450,000  International Cabletel, Inc., Sr. Note, 0/11.50%, 2/1/2006                                275,625
               ---------------------------------------------------------------------------------
      250,000  Le Groupe Videotron Ltee, Sr. Note, 10.625%, 2/15/2005                                    275,625
               ---------------------------------------------------------------------------------
      350,000  Lenfest Communications Inc., Sr. Sub. Note, 10.50%, 6/15/2006                             352,625
               ---------------------------------------------------------------------------------
      300,000  Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%, 12/1/2007                  306,750
               ---------------------------------------------------------------------------------
      500,000  Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015                           517,500
               ---------------------------------------------------------------------------------
    4,950,000  TKR Cable, Inc., Sr. Note, 10.50%, 10/30/2007                                           5,460,197
               ---------------------------------------------------------------------------------
    1,675,000  TeleWest plc, Sr. Disc. Deb., 0/11.00%, 10/1/2007                                       1,080,375
               ---------------------------------------------------------------------------------
      925,000  UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%, 5/15/2006                                490,250
               ---------------------------------------------------------------------------------
      250,000  Wireless One, Inc., Sr. Note, 13.00%, 10/15/2003                                          259,688
               ---------------------------------------------------------------------------------
      250,000  Wireless One, Inc., Unit, 0/13.50%, 8/1/2006                                              131,250
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  24,093,269
               ---------------------------------------------------------------------------------  --------------


Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               CHEMICALS & PLASTICS--2.4%
               ---------------------------------------------------------------------------------
$     550,000  Arcadian Partners L.P., Sr. Note, Series B, 10.75%, 5/1/2005                       $      609,812
               ---------------------------------------------------------------------------------
      400,000  (a)Astor Corporation, Sr. Sub. Note, 10.50%, 10/15/2006                                   401,000
               ---------------------------------------------------------------------------------
    1,700,000  (a)Bayer Corp, Deb., 6.50%, 10/1/2002                                                   1,704,267
               ---------------------------------------------------------------------------------
    2,000,000  (a)Bayer Corp, Deb., 7.125%, 10/1/2015                                                  1,995,200
               ---------------------------------------------------------------------------------
      750,000  Buckeye Cellulose Corp., Sr. Sub. Note, 9.25%, 9/15/2008                                  761,250
               ---------------------------------------------------------------------------------
      300,000  Crain Industries, Inc., Sr. Sub. Note, 13.50%, 8/15/2005                                  334,500
               ---------------------------------------------------------------------------------
      700,000  Foamex L.P., Sr. Sub. Deb., 11.875%, 10/1/2004                                            750,750
               ---------------------------------------------------------------------------------
      750,000  Harris Chemical North America, Inc., Sr. Note, 9.625%, 7/15/2001                          768,750
               ---------------------------------------------------------------------------------
      541,000  (a)ISP Holding, Inc., Sr. Note, 9.75%, 2/15/2002                                          558,583
               ---------------------------------------------------------------------------------
      483,000  Polymer Group, Inc., Sr. Note, 12.25%, 7/15/2002                                          521,640
               ---------------------------------------------------------------------------------
      500,000  RBX Corp., Sr. Sub. Note, Series B, 11.25%, 10/15/2005                                    457,500
               ---------------------------------------------------------------------------------
      400,000  Sterling Chemicals Holdings, Inc., Sr. Disc. Note, 13.50%, 8/15/2008                      217,000
               ---------------------------------------------------------------------------------
      150,000  Sterling Chemicals, Inc., Sr. Sub. Note, 11.75%, 8/15/2006                                152,250
               ---------------------------------------------------------------------------------
      375,000  Uniroyal Technology Corp., Sr. Secd. Note, 11.75%, 6/1/2003                               373,125
               ---------------------------------------------------------------------------------
    1,000,000  Viridian, Inc., Note, 9.75%, 4/1/2003                                                   1,070,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  10,675,627
               ---------------------------------------------------------------------------------  --------------
               CLOTHING & TEXTILES--0.3%
               ---------------------------------------------------------------------------------
    1,250,000  WestPoint Stevens, Inc., Sr. Sub. Deb., 9.375%, 12/15/2005                              1,265,625
               ---------------------------------------------------------------------------------  --------------
               CONGLOMERATES--0.7%
               ---------------------------------------------------------------------------------
    2,950,000  Leucadia National Corp., Sr. Sub., 10.375%, 6/15/2002                                   3,178,625
               ---------------------------------------------------------------------------------  --------------
               CONSUMER PRODUCTS--0.7%
               ---------------------------------------------------------------------------------
      400,000  American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005                                     419,000
               ---------------------------------------------------------------------------------
      650,000  Herff Jones, Inc., Sr. Sub. Note, 11.00%, 8/15/2005                                       686,562
               ---------------------------------------------------------------------------------
      300,000  Hosiery Corp. of America, Inc., Sr. Sub. Note, 13.75%, 8/1/2002                           334,500
               ---------------------------------------------------------------------------------
      250,000  ICON Health & Fitness, Inc., Sr. Sub. Note, 13.00%, 7/15/2002                             278,750
               ---------------------------------------------------------------------------------
      750,000  Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003                           733,125
               ---------------------------------------------------------------------------------


Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               CONSUMER PRODUCTS--CONTINUED
               ---------------------------------------------------------------------------------
$     550,000  Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006                                      $      570,625
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   3,022,562
               ---------------------------------------------------------------------------------  --------------
               CONTAINER & GLASS PRODUCTS--0.4%
               ---------------------------------------------------------------------------------
      750,000  Owens-Illinois, Inc., Sr. Sub. Note, 9.75%, 8/15/2004                                     780,000
               ---------------------------------------------------------------------------------
      500,000  Owens-Illinois, Inc., Sr. Sub. Note, 9.95%, 10/15/2004                                    525,625
               ---------------------------------------------------------------------------------
      500,000  Packaging Resources Inc., Sr. Note, 11.625%, 5/1/2003                                     527,500
               ---------------------------------------------------------------------------------
      125,000  (a)U.S. Can Corp., Sr. Sub. Note, 10.125%, 10/15/2006                                     129,375
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   1,962,500
               ---------------------------------------------------------------------------------  --------------
               COSMETICS & TOILETRIES--0.1%
               ---------------------------------------------------------------------------------
      375,000  Revlon Consumer Products Corp., Sr. Sub. Note, 10.50%, 2/15/2003                          391,875
               ---------------------------------------------------------------------------------  --------------
               ECOLOGICAL SERVICES & EQUIPMENT--1.6%
               ---------------------------------------------------------------------------------
    1,000,000  ICF Kaiser International, Inc., Sr. Sub. Note, 13.00%, 12/31/2003                         987,500
               ---------------------------------------------------------------------------------
      650,000  (b)Mid-American Waste Systems, Inc., Sr. Sub. Note, 12.25%, 2/15/2003                     396,500
               ---------------------------------------------------------------------------------
    5,460,000  WMX Technologies, Inc., Deb., 8.75%, 5/1/2018                                           6,050,390
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   7,434,390
               ---------------------------------------------------------------------------------  --------------
               EDUCATION--0.7%
               ---------------------------------------------------------------------------------
    3,000,000  Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007                              3,317,700
               ---------------------------------------------------------------------------------  --------------
               ELECTRONICS--2.4%
               ---------------------------------------------------------------------------------
      325,000  Advanced Micro Devices, Inc., Sr. Secd. Note, 11.00%, 8/1/2003                            341,250
               ---------------------------------------------------------------------------------
    5,500,000  Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003                        5,647,180
               ---------------------------------------------------------------------------------
    4,165,000  Harris Corp., Deb., 10.375%, 12/1/2018                                                  4,673,338
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  10,661,768
               ---------------------------------------------------------------------------------  --------------
               FINANCIAL INTERMEDIARIES--4.8%
               ---------------------------------------------------------------------------------
    7,000,000  American General Corp., S.F. Deb., 9.625%, 2/1/2018                                     7,580,650
               ---------------------------------------------------------------------------------
      500,000  ContiFinancial Corp., Sr. Note, 8.375%, 8/15/2003                                         513,750
               ---------------------------------------------------------------------------------
    5,150,000  Donaldson, Lufkin and Jenrette Securities Corp., Note, 6.875%,
               11/1/2005                                                                               5,063,480
               ---------------------------------------------------------------------------------
$   3,910,000  Green Tree Financial Corp., Sr. Sub. Note, 10.25%, 6/1/2002                        $    4,559,021
               ---------------------------------------------------------------------------------


Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               FINANCIAL INTERMEDIARIES--CONTINUED
               ---------------------------------------------------------------------------------
    2,000,000  Legg Mason, Inc., Note, 6.50%, 2/15/2006                                                1,909,840
               ---------------------------------------------------------------------------------
    2,000,000  Merrill Lynch & Co., Inc., Medium Term Note, 7.25%, 6/14/2004                           2,017,520
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  21,644,261
               ---------------------------------------------------------------------------------  --------------
               FOOD & DRUG RETAILERS--2.3%
               ---------------------------------------------------------------------------------
      500,000  Carr-Gottstein Foods Co., Sr. Sub. Note, 12.00%, 11/15/2005                               527,500
               ---------------------------------------------------------------------------------
    7,731,000  Hook-Superx, Inc., Sr. Note, 10.125%, 6/1/2002                                          8,255,935
               ---------------------------------------------------------------------------------
      500,000  Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004                                          508,125
               ---------------------------------------------------------------------------------
      500,000  Ralph's Grocery Co., Sr. Sub. Note, 11.00%, 6/15/2005                                     501,875
               ---------------------------------------------------------------------------------
      500,000  Smith's Food & Drug Centers, Inc., Sr. Sub. Note, 11.25%, 5/15/2007                       545,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  10,338,435
               ---------------------------------------------------------------------------------  --------------
               FOOD PRODUCTS--0.5%
               ---------------------------------------------------------------------------------
      400,000  Curtice-Burns Foods, Inc., Sr. Sub. Note, 12.25%, 2/1/2005                                400,000
               ---------------------------------------------------------------------------------
      550,000  (a)International Home Foods, Inc., Sr. Sub. Note, 10.375%, 11/1/2006                      554,125
               ---------------------------------------------------------------------------------
      500,000  PMI Acquisition Corp., Sr. Sub. Note, 10.25%, 9/1/2003                                    515,000
               ---------------------------------------------------------------------------------
      750,000  Specialty Foods Acquisition Corp., Sr. Secd. Disc. Deb., 0/13.00%,
               8/15/2005                                                                                 305,625
               ---------------------------------------------------------------------------------
      425,000  Van de Kamp's, Inc., Sr. Sub. Note, 12.00%, 9/15/2005                                     465,375
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   2,240,125
               ---------------------------------------------------------------------------------  --------------
               FOOD SERVICES--1.6%
               ---------------------------------------------------------------------------------
      325,000  Americold Corp., Sr. Sub. Note, 12.875%, 5/1/2008                                         338,000
               ---------------------------------------------------------------------------------
    6,500,000  Super Rite Foods Holdings Corp., Sr. Sub. Note, 10.625%, 4/1/2002                       6,979,375
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   7,317,375
               ---------------------------------------------------------------------------------  --------------
               FOREST PRODUCTS--2.0%
               ---------------------------------------------------------------------------------
      400,000  Container Corp. of America, Sr. Note, 11.25%, 5/1/2004                                    428,000
               ---------------------------------------------------------------------------------
      150,000  (a)Four M Corp., Sr. Secd. Note, 12.00%, 6/1/2006                                         156,000
               ---------------------------------------------------------------------------------
$     425,000  Repap New Brunswick, 2nd Priority Sr. Secd. Note, 10.625%,
               4/15/2005                                                                          $      433,500
               ---------------------------------------------------------------------------------
      625,000  Riverwood International Corp., Sr. Sub. Note, 10.875%, 4/1/2008                           573,438
               ---------------------------------------------------------------------------------


Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               FOREST PRODUCTS--CONTINUED
               ---------------------------------------------------------------------------------
      450,000  S. D. Warren Co., Sr. Sub. Note, 12.00%, 12/15/2004                                       483,750
               ---------------------------------------------------------------------------------
    2,000,000  Smurfit Capital, Deb., 7.50%, 11/20/2025                                                1,980,660
               ---------------------------------------------------------------------------------
    4,000,000  Smurfit Capital, Note, 6.75%, 11/20/2005                                                3,925,440
               ---------------------------------------------------------------------------------
      200,000  (a)Stone Container Corp., Rating Adjustable Senior Notes, 11.875%,
               8/1/2016                                                                                  211,000
               ---------------------------------------------------------------------------------
      500,000  Stone Container Corp., Sr. Note, 11.50%, 10/1/2004                                        525,625
               ---------------------------------------------------------------------------------
      250,000  (a)Uniforet Inc., Sr. Note, 11.125%, 10/15/2006                                           247,500
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   8,964,913
               ---------------------------------------------------------------------------------  --------------
               HEALTH SERVICES--1.1%
               ---------------------------------------------------------------------------------
    2,500,000  Columbia/HCA Healthcare Corp., Deb., 7.50%, 11/15/2095                                  2,506,585
               ---------------------------------------------------------------------------------
    2,000,000  Columbia/HCA Healthcare Corp., Note, 9.00%, 12/15/2014                                  2,342,460
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   4,849,045
               ---------------------------------------------------------------------------------  --------------
               HEALTHCARE--0.5%
               ---------------------------------------------------------------------------------
      700,000  (a)Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006                             752,500
               ---------------------------------------------------------------------------------
      450,000  (a)Genesis Health Ventures, Inc., Sr. Sub. Note, 9.25%, 10/1/2006                         451,687
               ---------------------------------------------------------------------------------
      125,000  (a)Prime Succession Acquisition Corp., Sr. Sub. Note, 10.75%, 8/15/2004                   134,375
               ---------------------------------------------------------------------------------
    1,000,000  Tenet Healthcare Corp., Sr. Sub. Note, 10.125%, 3/1/2005                                1,100,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   2,438,562
               ---------------------------------------------------------------------------------  --------------
               HOTELS, MOTELS, INNS & CASINOS--0.2%
               ---------------------------------------------------------------------------------
      500,000  Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008                                   521,875
               ---------------------------------------------------------------------------------
      250,000  Motels of America, Inc., Sr. Sub. Note, 12.00%, 4/15/2004                                 211,250
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                     733,125
               ---------------------------------------------------------------------------------  --------------
               INDUSTRIAL PRODUCTS & EQUIPMENT--2.7%
               ---------------------------------------------------------------------------------
      500,000  Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005                          560,000
               ---------------------------------------------------------------------------------
$     500,000  (a)Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006                     $      511,250
               ---------------------------------------------------------------------------------
      250,000  (a)Intl Knife & Saw, Inc., Sr. Sub. Note, 11.375%, 11/15/2006                             250,000
               ---------------------------------------------------------------------------------
      200,000  Johnstown America Industries, Inc., Sr. Sub. Note, 11.75%, 8/15/2005                      186,000
               ---------------------------------------------------------------------------------
    5,764,000  Joy Technologies, Inc., Sr. Note, 10.25%, 9/1/2003                                      6,379,653
               ---------------------------------------------------------------------------------


Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               INDUSTRIAL PRODUCTS & EQUIPMENT--CONTINUED
               ---------------------------------------------------------------------------------
       75,000  Mettler-Toledo, Inc., Sr. Sub. Note, 9.75%, 10/1/2006                                      76,969
               ---------------------------------------------------------------------------------
      200,000  Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003                                     203,500
               ---------------------------------------------------------------------------------
    4,235,000  Varity Corp., Sr. Note, 11.375%, 11/15/1998                                             4,246,265
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  12,413,637
               ---------------------------------------------------------------------------------  --------------
               INSURANCE--11.0%
               ---------------------------------------------------------------------------------
    3,000,000  Allmerica Financial Corp., Sr. Note, 7.625%, 10/15/2025                                 3,018,120
               ---------------------------------------------------------------------------------
    5,515,000  CNA Financial Corp., Deb., 7.25%, 11/15/2023                                            5,305,981
               ---------------------------------------------------------------------------------
    2,110,000  Continental Corp., Note, 8.25%, 4/15/1999                                               2,200,540
               ---------------------------------------------------------------------------------
    5,000,000  Delphi Financial Group, Inc., Note, 8.00%, 10/1/2003                                    5,004,050
               ---------------------------------------------------------------------------------
    3,000,000  (a)Equitable Life , Note, 7.70%, 12/1/2015                                              3,032,970
               ---------------------------------------------------------------------------------
    6,250,000  GE Global Insurance, Note, 7.00%, 2/15/2026                                             6,047,063
               ---------------------------------------------------------------------------------
    3,460,000  GEICO Corp., Deb., 9.15%, 9/15/2021                                                     3,861,014
               ---------------------------------------------------------------------------------
    4,500,000  (a)Pacific Mutual Life Insurance Company, Note, 7.90%, 12/30/2023                       4,627,193
               ---------------------------------------------------------------------------------
    3,000,000  (a)Principal Mutual Life Insurance Co., Note, 8.00%, 3/1/2044                           3,022,890
               ---------------------------------------------------------------------------------
    5,500,000  (a)Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006                              5,532,450
               ---------------------------------------------------------------------------------
    3,000,000  SunAmerica, Inc., Deb., 8.125%, 4/28/2023                                               3,156,210
               ---------------------------------------------------------------------------------
    1,000,000  SunAmerica, Inc., Medium Term Note, 7.34%, 8/30/2005                                    1,021,330
               ---------------------------------------------------------------------------------
    4,000,000  (a)Union Central Life Insurance Co., 8.20%, 11/1/2026                                   3,979,120
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  49,808,931
               ---------------------------------------------------------------------------------  --------------
               LEISURE & ENTERTAINMENT--1.8%
               ---------------------------------------------------------------------------------
      800,000  AMF Group, Inc., Sr. Sub. Disc. Note, 0/12.25%, 3/15/2006                                 490,000
               ---------------------------------------------------------------------------------
      250,000  AMF Group, Inc., Sr. Sub. Note, 10.875%, 3/15/2006                                        259,375
               ---------------------------------------------------------------------------------
      250,000  Affinity Group, Inc., Sr. Sub. Note, 11.50%, 10/15/2003                                   261,250
               ---------------------------------------------------------------------------------
$     325,000  Cobblestone Golf Group, Inc., Sr. Note, 11.50%, 6/1/2003                           $      334,750
               ---------------------------------------------------------------------------------
    5,500,000  Paramount Communications, Inc., Sr. Deb., 8.25%, 8/1/2022                               5,098,060
               ---------------------------------------------------------------------------------
      400,000  Premier Parks, Inc., Sr. Note, 12.00%, 8/15/2003                                          434,000
               ---------------------------------------------------------------------------------
    1,450,000  Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%, 6/15/2005                         1,312,250
               ---------------------------------------------------------------------------------  --------------


Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               LEISURE & ENTERTAINMENT--CONTINUED
               ---------------------------------------------------------------------------------
               Total                                                                                   8,189,685
               ---------------------------------------------------------------------------------  --------------
               MACHINERY & EQUIPMENT--0.3%
               ---------------------------------------------------------------------------------
      600,000  Alvey Systems, Inc., Sr. Sub. Note, 11.375%, 1/31/2003                                    628,500
               ---------------------------------------------------------------------------------
      475,000  Primeco Inc., Sr. Sub. Note, 12.75%, 3/1/2005                                             534,375
               ---------------------------------------------------------------------------------
      375,000  (a)Tokheim Corp., Sr. Sub. Note, 11.50%, 8/1/2006                                         396,094
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   1,558,969
               ---------------------------------------------------------------------------------  --------------
               METALS & MINING--2.4%
               ---------------------------------------------------------------------------------
    2,700,000  ASARCO, Inc., Deb., 8.50%, 5/1/2025                                                     2,880,036
               ---------------------------------------------------------------------------------
    2,500,000  Magma Copper Co., Sr. Sub. Note, 12.00%, 12/15/2001                                     2,667,200
               ---------------------------------------------------------------------------------
      600,000  (a)Royal Oak Mines, Sr. Sub. Note, 11.00%, 8/15/2006                                      625,500
               ---------------------------------------------------------------------------------
    4,550,000  Santa Fe Pacific Gold, Note, 8.375%, 7/1/2005                                           4,653,058
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  10,825,794
               ---------------------------------------------------------------------------------  --------------
               OIL & GAS--3.5%
               ---------------------------------------------------------------------------------
    2,710,000  Ashland, Inc., Deb., 11.125%, 10/15/2017                                                2,979,347
               ---------------------------------------------------------------------------------
      650,000  Clark USA, Inc., Sr. Note, Series B, 10.875%, 12/1/2005                                   674,375
               ---------------------------------------------------------------------------------
      750,000  Falcon Drilling Co., Inc., Sr. Note, 9.75%, 1/15/2001                                     776,250
               ---------------------------------------------------------------------------------
      200,000  Forcenergy Gas Exploration, Inc., Sr. Sub. Note, 9.50%, 11/1/2006                         200,000
               ---------------------------------------------------------------------------------
      175,000  Giant Industries, Inc., Sr. Sub. Note, 9.75%, 11/15/2003                                  180,250
               ---------------------------------------------------------------------------------
      500,000  HS Resources, Inc., Sr. Sub. Note, 9.875%, 12/1/2003                                      500,000
               ---------------------------------------------------------------------------------
      475,000  Mesa Operating Company, Sr. Sub. Disc. Note, 0/11.625%, 7/1/2006                          314,688
               ---------------------------------------------------------------------------------
      500,000  Mesa Operating Company, Sr. Sub. Note, 10.625%, 7/1/2006                                  530,000
               ---------------------------------------------------------------------------------
    2,500,000  Sun Co., Inc., Deb., 9.375%, 6/1/2016                                                   2,833,200
               ---------------------------------------------------------------------------------
    1,300,000  Tosco Corp., 1st Mtg. Bond, 9.00%, 3/15/1997                                            1,316,666
               ---------------------------------------------------------------------------------
$   4,600,000  Tosco Corp., Sr. Note, 7.625%, 5/15/2006                                           $    4,744,440
               ---------------------------------------------------------------------------------
      750,000  United Meridian Corp., Sr. Sub. Note, 10.375%, 10/15/2005                                 813,750
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  15,862,966
               ---------------------------------------------------------------------------------  --------------


Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               PRINTING & PUBLISHING--3.4%
               ---------------------------------------------------------------------------------
      500,000  Affiliated Newspaper, Sr. Disc. Note, 0/13.25%, 7/1/2006                                  392,500
               ---------------------------------------------------------------------------------
      350,000  Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%, 7/1/2004                            374,500
               ---------------------------------------------------------------------------------
      375,000  Hollinger International Publishing, Inc., Sr. Sub. Note, 9.25%,
               2/1/2006                                                                                  364,218
               ---------------------------------------------------------------------------------
      300,000  K-III Communications Corp., Company Guarantee, Series B, 8.50%, 2/1/2006                  287,625
               ---------------------------------------------------------------------------------
    1,500,000  News America Holdings, Inc., 10.125%, 10/15/2012                                        1,731,000
               ---------------------------------------------------------------------------------
    4,000,000  News America Holdings, Inc., Deb., 7.90%, 12/1/2095                                     3,843,936
               ---------------------------------------------------------------------------------
    8,305,000  Valassis Communication, Inc., Sr. Sub. Note, 9.375%, 3/15/1999                          8,601,405
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  15,595,184
               ---------------------------------------------------------------------------------  --------------
               REAL ESTATE--1.1%
               ---------------------------------------------------------------------------------
    4,000,000  Price REIT, Inc., Sr. Note, 7.50%, 11/5/2006                                            3,990,560
               ---------------------------------------------------------------------------------
      800,000  Trizec Finance Ltd., Sr. Note, 10.875%, 10/15/2005                                        882,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   4,872,560
               ---------------------------------------------------------------------------------  --------------
               RETAILERS--2.8%
               ---------------------------------------------------------------------------------
      850,000  Brylane Capital Corp., Sr. Sub. Note, 10.00%, 9/1/2003                                    867,000
               ---------------------------------------------------------------------------------
    5,600,000  May Department Stores Co., Deb., 8.125%, 8/15/2035                                      5,888,288
               ---------------------------------------------------------------------------------
    6,000,000  Penney (J.C.) Co., Inc., Deb., 7.65%, 8/15/2016                                         6,147,240
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  12,902,528
               ---------------------------------------------------------------------------------  --------------
               SERVICES--1.3%
               ---------------------------------------------------------------------------------
      600,000  Coinmach Corp., Sr. Note, 11.75%, 11/15/2005                                              642,000
               ---------------------------------------------------------------------------------
    5,000,000  Loewen Group Int'l, Sr. Note, 8.25%, 4/15/2003                                          5,089,300
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   5,731,300
               ---------------------------------------------------------------------------------  --------------


Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               SOVEREIGN GOVERNMENT--7.4%
               ---------------------------------------------------------------------------------
$   2,815,000  Colombia, Republic of, Note, 7.25%, 2/15/2003                                      $    2,713,970
               ---------------------------------------------------------------------------------
    2,000,000  Colombia, Republic of, Note, 8.75%, 10/6/1999                                           2,089,000
               ---------------------------------------------------------------------------------
    4,500,000  (a)Freeport Terminal(Malta) Ltd, Gtd. Global Note, 7.50%, 3/29/2009                     4,599,810
               ---------------------------------------------------------------------------------
    1,400,000  New Zealand, Government of, Deb., 10.50%, 7/16/2000                                     1,463,000
               ---------------------------------------------------------------------------------
    1,525,000  Ontario, Province of, Local Gov't. Guarantee, 17.00%, 11/5/2011                         1,527,867
               ---------------------------------------------------------------------------------
    1,500,000  Quebec, Province of, Deb., 13.25%, 9/15/2014                                            1,827,735
               ---------------------------------------------------------------------------------
    5,000,000  Quebec, Province of, Deb., 7.50%, 7/15/2023                                             4,997,950
               ---------------------------------------------------------------------------------
    4,100,000  South Africa, Republic of, Global Bond Deb., 9.625%, 12/15/1999                         4,387,000
               ---------------------------------------------------------------------------------
    3,500,000  Sweden, Kingdom of, Deb., 10.25%, 11/1/2015                                             4,488,750
               ---------------------------------------------------------------------------------
    5,125,000  Swedish Export Credit, Deb., 9.875%, 3/15/2038                                          5,600,856
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  33,695,938
               ---------------------------------------------------------------------------------  --------------
               STEEL--0.8%
               ---------------------------------------------------------------------------------
      400,000  Acme Metals, Inc., Sr. Secd. Disc. Note, 0/13.50%, 8/1/2004                               397,000
               ---------------------------------------------------------------------------------
      250,000  Armco, Inc., Sr. Note, 9.375%, 11/1/2000                                                  248,750
               ---------------------------------------------------------------------------------
      150,000  Bar Technologies, Inc., Company Guarantee, 13.50%, 4/1/2001                               152,250
               ---------------------------------------------------------------------------------
      250,000  Bayou Steel Corp., 1st Mtg. Note, 10.25%, 3/1/2001                                        237,500
               ---------------------------------------------------------------------------------
      750,000  EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003                                            716,250
               ---------------------------------------------------------------------------------
      600,000  GS Technologies Operating Co., Inc., Sr. Note, 12.00%, 9/1/2004                           625,500
               ---------------------------------------------------------------------------------
      350,000  Republic Engineered Steel, Inc., 1st Mtg. Note, 9.875%, 12/15/2001                        328,125
               ---------------------------------------------------------------------------------
      750,000  Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006                                           779,063
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   3,484,438
               ---------------------------------------------------------------------------------  --------------
               SURFACE TRANSPORTATION--2.3%
               ---------------------------------------------------------------------------------
      750,000  Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004                                     813,750
               ---------------------------------------------------------------------------------
      400,000  Great Dane Holdings, Inc., Sr. Sub. Deb., 12.75%, 8/1/2001                                396,000
               ---------------------------------------------------------------------------------
    1,500,000  Sea Containers Ltd., Sr. Note, 9.50%, 7/1/2003                                          1,477,500
               ---------------------------------------------------------------------------------
      700,000  Stena AB, Sr. Note, 10.50%, 12/15/2005                                                    738,500
               ---------------------------------------------------------------------------------
    5,250,000  Trans Ocean Container Corp., Sr. Sub. Note, 12.25%, 7/1/2004                            6,221,250
               ---------------------------------------------------------------------------------


Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               SURFACE TRANSPORTATION--CONTINUED
               ---------------------------------------------------------------------------------
$     750,000  Trism, Inc., Sr. Sub. Note, 10.75%, 12/15/2000                                     $      723,750
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  10,370,750
               ---------------------------------------------------------------------------------  --------------
               TELECOMMUNICATIONS & CELLULAR--1.6%
               ---------------------------------------------------------------------------------
      600,000  American Communications Services Inc., Sr. Disc. Note, 0/12.75%,
               4/1/2006                                                                                  313,500
               ---------------------------------------------------------------------------------
    1,000,000  Brooks Fiber Properties, Inc., Sr. Disc. Note, 0/10.875%, 3/1/2006                        587,500
               ---------------------------------------------------------------------------------
      750,000  Cellular Communications International, Inc., Sr. Disc. Note, 13.25% accrual,
               8/15/2000                                                                                 491,250
               ---------------------------------------------------------------------------------
      100,000  Fonorola, Inc., Sr. Secd. Note, 12.50%, 8/15/2002                                         108,500
               ---------------------------------------------------------------------------------
      875,000  Intermedia Communications of Florida, Inc., Sr. Disc. Note, 0/12.50%, 5/15/2006           544,688
               ---------------------------------------------------------------------------------
    1,000,000  (a)Millicom International Cellular S. A., Sr. Sub. Disc. Note, 0/13.50%, 6/1/2006         575,000
               ---------------------------------------------------------------------------------
      250,000  (b)MobileMedia Communications, Inc., Sr. Sub. Note, 9.375%, 11/1/2007                     138,750
               ---------------------------------------------------------------------------------
      550,000  NEXTEL Communications, Inc., Sr. Disc. Note, 0/11.50%, 9/1/2003                           401,500
               ---------------------------------------------------------------------------------
      400,000  Nextlink Communications, L.L.C., Sr. Note, Series AI, 12.50%,
               4/15/2006                                                                                 411,000
               ---------------------------------------------------------------------------------
      300,000  (a)Paging Network, Inc., Sr. Sub. Note, 10.00%, 10/15/2008                                298,500
               ---------------------------------------------------------------------------------
      500,000  Paging Network, Inc., Sr. Sub. Note, 10.125%, 8/1/2007                                    500,000
               ---------------------------------------------------------------------------------
      500,000  PanAmSat, L.P., Sr. Sub. Disc. Note, 0/11.375%, 8/1/2003                                  460,625
               ---------------------------------------------------------------------------------
      750,000  Teleport Communications Group, Inc., Sr. Disc. Note, 0/11.125%,
               7/1/2007                                                                                  485,625
               ---------------------------------------------------------------------------------
      125,000  Teleport Communications Group, Inc., Sr. Note, 9.875%, 7/1/2006                           128,125
               ---------------------------------------------------------------------------------
      750,000  USA Mobile Communications, Inc., Sr. Note, 9.50%, 2/1/2004                                708,750
               ---------------------------------------------------------------------------------
      950,000  Vanguard Cellular Systems, Inc., Deb., 9.375%, 4/15/2006                                  945,250
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   7,098,563
               ---------------------------------------------------------------------------------  --------------
               UTILITIES--2.1%
               ---------------------------------------------------------------------------------
      100,000  (a)CalEnergy Co., Inc., Sr. Note, 9.50%, 9/15/2006                                        102,500
               ---------------------------------------------------------------------------------
$   1,000,000  California Energy Co., Inc., Sr. Disc. Note, 0/10.25%, 1/15/2004                   $    1,025,000
               ---------------------------------------------------------------------------------


Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
  OR SHARES                                                                                           VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               UTILITIES--CONTINUED
               ---------------------------------------------------------------------------------
      750,000  El Paso Electric Co., 1st Mtg. Note, 9.40%, 5/1/2011                                      792,697
               ---------------------------------------------------------------------------------
    1,500,000  Kansas Electric Power Co-op, Collateral Trust, 9.73%, 12/15/2017                        1,632,495
               ---------------------------------------------------------------------------------
    6,250,000  (a)Tenaga Nasional Berhad, Deb., 7.50%, 11/1/2025                                       6,098,656
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   9,651,348
               ---------------------------------------------------------------------------------  --------------
               TOTAL CORPORATE BONDS (IDENTIFIED COST $384,670,156)                                  388,789,195
               ---------------------------------------------------------------------------------  --------------
               GOVERNMENT AGENCIES--2.0%
               ---------------------------------------------------------------------------------
    7,035,000  Federal National Mortgage Association, 0/8.62%, 3/9/2022                                6,506,812
               ---------------------------------------------------------------------------------
    2,500,000  Overseas Private Investment, U.S. Gov't. Guarantee, 6.08%, 8/15/2004                    2,455,775
               ---------------------------------------------------------------------------------  --------------
               TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $8,802,289)                                  8,962,587
               ---------------------------------------------------------------------------------  --------------
               MUNICIPAL SECURITIES--8.2%
               ---------------------------------------------------------------------------------
    1,000,000  Allegheny County Redevelopment Authority, 7.61% Bonds
               (AMBAC LOC), 9/1/2015                                                                   1,004,230
               ---------------------------------------------------------------------------------
    6,050,000  Kansas City, MO Redevelopment Authority, 7.65% Bonds
               (FSA LOC), 11/1/2018                                                                    6,095,557
               ---------------------------------------------------------------------------------
    3,000,000  Miami Florida Revenue Pension Obligation, 7.20% Bonds
               (AMBAC LOC), 12/1/2025                                                                  2,856,510
               ---------------------------------------------------------------------------------
    4,940,000  Minneapolis/St. Paul, MN Airport Commission, UT GO Taxable
               Revenue Bonds (Series 9), 8.95% Bonds (Minneapolis/St. Paul, MN),
               1/1/2022                                                                                5,457,218
               ---------------------------------------------------------------------------------
    4,675,000  Pittsburgh, PA Urban Redevelopment Authority, 8.01% Bonds
               (Aluminum Co. of America), 6/1/2015                                                     4,801,926
               ---------------------------------------------------------------------------------
    2,590,000  Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds
               (CGIC GTD), 9/1/2014                                                                    2,908,052
               ---------------------------------------------------------------------------------
    4,200,000  St. Johns Cnty FL Convention Center, Taxable Muni Rev Bonds, 8.00% Bonds (FSA
               INS), 1/1/2026                                                                          4,375,224
               ---------------------------------------------------------------------------------
    2,200,000  Southeastern, PA Transportation Authority, (Series B), 8.75% Bonds (FGIC GTD),
               3/1/2020                                                                                2,405,392
               ---------------------------------------------------------------------------------
$   2,080,000  Tampa Florida Sports Authority, 8.02% Bonds (MBIA GTD),
               10/1/2026                                                                          $    2,192,611
               ---------------------------------------------------------------------------------


Federated Bond Fund

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
  OR SHARES                                                                                           VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               MUNICIPAL SECURITIES--CONTINUED
               ---------------------------------------------------------------------------------
    5,000,000  West Valley City, UT Municipal Building Authority, Taxable Lease Revenue Bonds,
               Series 1996A, 7.625% Bonds (West Valley Event Center Project)/(AMBAC INS),
               5/1/2022                                                                                4,986,050
               ---------------------------------------------------------------------------------  --------------
               TOTAL MUNICIPAL SECURITIES (IDENTIFIED COST $36,428,793)                               37,082,770
               ---------------------------------------------------------------------------------  --------------
PREFERRED STOCK--0.1%
------------------------------------------------------------------------------------------------
               PRINTING & PUBLISHING--0.1%
               ---------------------------------------------------------------------------------
        6,030  K-III Communications Corp., Cumulative PIK Pfd., Series B,
               11.625% (identified cost $593,474)                                                        599,985
               ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--0.0%
------------------------------------------------------------------------------------------------
               BROADCAST RADIO & TV--0.0%
               ---------------------------------------------------------------------------------
        2,500  Park Communications, Inc., Warrants                                                        51,250
               ---------------------------------------------------------------------------------
           25  (a)Pegasus Media, Class B                                                                   7,500
               ---------------------------------------------------------------------------------
        1,600  Sullivan Broadcast Holdings Inc., Class B                                                  16,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                      74,750
               ---------------------------------------------------------------------------------  --------------
               CABLE TELEVISION--0.0%
               ---------------------------------------------------------------------------------
          750  Wireless One, Inc., Warrants                                                                3,750
               ---------------------------------------------------------------------------------  --------------
               CHEMICALS & PLASTICS--0.0%
               ---------------------------------------------------------------------------------
          400  Sterling Chemicals Holdings, Inc., Warrants                                                14,000
               ---------------------------------------------------------------------------------
        3,750  Uniroyal Technology Corp., Warrants                                                         6,797
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                      20,797
               ---------------------------------------------------------------------------------  --------------
               CONSUMER PRODUCTS--0.0%
               ---------------------------------------------------------------------------------
           50  Hosiery Corp. of America, Inc.                                                                350
               ---------------------------------------------------------------------------------
          400  (a)IHF Capital, Inc., Warrants                                                             20,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                      20,350
               ---------------------------------------------------------------------------------  --------------
               ECOLOGICAL SERVICES & EQUIPMENT--0.0%
               ---------------------------------------------------------------------------------
        4,800  ICF Kaiser International, Inc., Warrants                                           $        2,400
               ---------------------------------------------------------------------------------  --------------


Federated Bond Fund

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               FOOD & DRUG RETAILERS--0.0%
               ---------------------------------------------------------------------------------
       17,674  Grand Union Co.                                                                           119,299
               ---------------------------------------------------------------------------------  --------------
               PRINTING & PUBLISHING--0.0%
               ---------------------------------------------------------------------------------
          500  (b)Affiliated Newspaper                                                                    30,000
               ---------------------------------------------------------------------------------  --------------
               STEEL--0.0%
               ---------------------------------------------------------------------------------
          150  (a)Bar Technologies, Inc., Warrants                                                         9,000
               ---------------------------------------------------------------------------------  --------------
               TELECOMMUNICATIONS & CELLULAR--0.0%
               ---------------------------------------------------------------------------------
          750  Cellular Communications International, Inc., Warrants                                       4,500
               ---------------------------------------------------------------------------------  --------------
               TOTAL COMMON STOCKS (IDENTIFIED COST $1,098,886)                                          284,846
               ---------------------------------------------------------------------------------  --------------
ASSET-BACKED SECURITIES--0.7%
------------------------------------------------------------------------------------------------
               STRUCTURED PRODUCT--0.7%
               ---------------------------------------------------------------------------------
$   1,000,000  Green Tree Financial Corp. 1992-2, Class B, 9.15%, 1/15/2018                            1,026,440
               ---------------------------------------------------------------------------------
    1,000,000  Merrill Lynch Mortgage Investment, Inc. 1988-H, Class B, 9.70%,
               6/15/2008                                                                               1,040,000
               ---------------------------------------------------------------------------------
    1,000,000  Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023                           966,880
               ---------------------------------------------------------------------------------  --------------
               TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,051,875)                              3,033,320
               ---------------------------------------------------------------------------------  --------------
U.S. TREASURY--1.5%
------------------------------------------------------------------------------------------------
      800,000  United States Treasury Bond, 6.875%, 8/15/2025                                            817,968
               ---------------------------------------------------------------------------------
   35,000,000  United States Treasury Bond, 0.0%, STRIP, 8/15/2023                                     5,772,200
               ---------------------------------------------------------------------------------  --------------
               TOTAL U.S. TREASURY (IDENTIFIED COST $6,009,938)                                        6,590,168
               ---------------------------------------------------------------------------------  --------------
(C) REPURCHASE AGREEMENT--0.7%
------------------------------------------------------------------------------------------------
    3,310,000  BT Securities Corporation, 5.55%, dated 10/31/1996, due 11/1/1996
               (at amortized cost)                                                                     3,310,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (IDENTIFIED COST $443,965,411)(D)                                $  448,652,871
               ---------------------------------------------------------------------------------  --------------

 (a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1996, these securities amounted to $42,174,467 which represents 9.3% of net assets.

 (b) Non-income producing security.


Federated Bond Fund

--------------------------------------------------------------------------------
(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $444,044,776. The net unrealized appreciation of investments on a federal tax basis amounts to $4,608,095 which is comprised of $10,070,560 appreciation and $5,462,465 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($453,281,480) at October 31, 1996.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation CGIC--Capital Guaranty Insurance Corporation FGIC--Financial Guaranty Insurance Company FSA--Financial Security Assurance GO--General Obligation GTD--Guaranty INS--Insured LOC--Letter of Credit LP--Limited Partnership MBIA--Municipal Bond Investors Assurance PIK--Payment in Kind PLC--Public Limited Company REIT--Real Estate Investment Trust STRIP-- Separate Trading of Registered
      Interest & Principal of Securities
UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

MOBILEMEDIA COMMUNICATIONS.

On November 1, 1996, MobileMedia Communications failed to make its scheduled interest payment. Subsequent to November 30, 1996 holdings in these securities have been sold.

MID-AMERICAN WASTE SYSTEMS, INC.

On February 15, 1996, Mid-American Waste Systems failed to make its scheduled interest payment. Currently, the company is in negotiations with its debt holders and has retained an investment bank to evaluate its options. The unofficial subordinated bondholders group has retained legal counsel and financial advisors and is monitoring the situation closely.




Federated Bond Fund
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
October 31, 1996

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $443,965,411, and tax cost $444,044,776)  $448,652,871
---------------------------------------------------------------------------------------------------
Cash                                                                                                      10,457
---------------------------------------------------------------------------------------------------
Income receivable                                                                                      9,046,178
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                        5,681,056
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                             2,791,567
---------------------------------------------------------------------------------------------------  -----------
    Total assets                                                                                     466,182,129
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------
Payable for investments purchased                                                        $10,649,264
---------------------------------------------------------------------------------------
Income distribution payable                                                               1,239,654
---------------------------------------------------------------------------------------
Payable for shares redeemed                                                                 693,347
---------------------------------------------------------------------------------------
Accrued expenses                                                                            318,384
---------------------------------------------------------------------------------------  ----------
    Total liabilities                                                                                 12,900,649
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS for 46,642,989 shares outstanding                                                         $453,281,480
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $452,459,667
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                             4,687,140
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                          (3,586,203)
---------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income                                            (279,124)
---------------------------------------------------------------------------------------------------  -----------
    Total Net Assets                                                                                 $453,281,480
---------------------------------------------------------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
CLASS A SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($37,044,798 / 3,811,668 shares outstanding)                                     $9.72
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/95.50 of $9.72)*                                                            $10.18
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99.50/100 of $9.72)**                                                       $9.67
---------------------------------------------------------------------------------------------------  -----------
CLASS B SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($125,620,241 / 12,926,180 shares outstanding)                                   $9.72
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                   $9.72
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (94.50/100 of $9.72)**                                                       $9.19
---------------------------------------------------------------------------------------------------  -----------
CLASS C SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($22,896,604 / 2,356,018 shares outstanding)                                     $9.72
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                   $9.72
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99.00/100 of $9.72)**                                                       $9.62
---------------------------------------------------------------------------------------------------  -----------
CLASS F SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($267,719,837 / 27,549,123 shares outstanding)                                   $9.72
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/99.00 of $9.72)*                                                             $9.82
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99.00/100 of $9.72)**                                                       $9.62
---------------------------------------------------------------------------------------------------  -----------

 * See "Investing in Class A Shares" and "Investing in F Shares" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Federated Bond Fund
Statement of Operations
--------------------------------------------------------------------------------
Year Ended October 31, 1996

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $29,935,824
----------------------------------------------------------------------------------------------------
Dividends                                                                                                  46,012
----------------------------------------------------------------------------------------------------  -----------
    Total income                                                                                       29,981,836
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------
Investment advisory fee                                                                   $2,650,984
----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    267,242
----------------------------------------------------------------------------------------
Custodian fees                                                                                63,712
----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     305,537
----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     10,113
----------------------------------------------------------------------------------------
Auditing fees                                                                                 13,000
----------------------------------------------------------------------------------------
Legal fees                                                                                     4,082
----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    150,863
----------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                    615,497
----------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                    100,671
----------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                      57,618
----------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                     205,166
----------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                      33,557
----------------------------------------------------------------------------------------
Shareholder services fee--Class F Shares                                                     587,321
----------------------------------------------------------------------------------------
Share registration costs                                                                     141,608
----------------------------------------------------------------------------------------
Printing and postage                                                                          73,225
----------------------------------------------------------------------------------------
Insurance premiums                                                                             6,993
----------------------------------------------------------------------------------------
Taxes                                                                                         29,714
----------------------------------------------------------------------------------------
Miscellaneous                                                                                  8,532
----------------------------------------------------------------------------------------  ----------
    Total expenses                                                                         5,325,435
----------------------------------------------------------------------------------------
Waivers--
-----------------------------------------------------------------------------
  Waiver of investment advisory fee                                            $(705,603)
-----------------------------------------------------------------------------
  Waiver of shareholder services fee--Class A Shares                             (11,524)
-----------------------------------------------------------------------------
  Waiver of shareholder services fee--Class F Shares                             (46,986)
-----------------------------------------------------------------------------  ---------
    Total waivers                                                                           (764,113)
----------------------------------------------------------------------------------------  ----------
        Net expenses                                                                                    4,561,322
----------------------------------------------------------------------------------------------------  -----------
            Net investment income                                                                      25,420,514
----------------------------------------------------------------------------------------------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                         (149,872)
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                      317,325
----------------------------------------------------------------------------------------------------  -----------
    Net realized and unrealized gain on investments                                                       167,453
----------------------------------------------------------------------------------------------------  -----------
        Change in net assets resulting from operations                                                $25,587,967
----------------------------------------------------------------------------------------------------  -----------

(See Notes which are an integral part of the Financial Statements)


Federated Bond Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                         YEAR ENDED OCTOBER 31,
                                                                                          1996           1995
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------------------------------
Net investment income                                                                 $  25,420,514  $  13,868,500
------------------------------------------------------------------------------------
Net realized gain (loss) on investments ($129,446 net loss and $101,014 net loss,
respectively, as computed for federal tax purposes)                                        (149,872)      (109,537)
------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                         317,325     12,228,666
------------------------------------------------------------------------------------  -------------  -------------
    Change in net assets resulting from operations                                       25,587,967     25,987,629
------------------------------------------------------------------------------------  -------------  -------------
NET EQUALIZATION CREDITS (DEBITS)--                                                         620,232        226,707
------------------------------------------------------------------------------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------------------------------
Distributions from net investment income
------------------------------------------------------------------------------------
  Class A Shares                                                                         (1,762,704)       (53,960)
------------------------------------------------------------------------------------
  Class B Shares                                                                         (5,584,736)      (282,414)
------------------------------------------------------------------------------------
  Class C Shares                                                                           (916,585)       (60,261)
------------------------------------------------------------------------------------
  Class F Shares                                                                        (17,390,922)   (13,317,767)
------------------------------------------------------------------------------------  -------------  -------------
    Change in net assets resulting from distributions to shareholders                   (25,654,947)   (13,714,402)
------------------------------------------------------------------------------------  -------------  -------------
SHARE TRANSACTIONS (EXCLUSIVE OF AMOUNTS ALLOCATED TO NET INVESTMENT INCOME)--
------------------------------------------------------------------------------------
Proceeds from sale of shares                                                            287,180,090    105,072,745
------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                 12,940,331      5,532,356
------------------------------------------------------------------------------------
Cost of shares redeemed                                                                 (81,239,742)   (35,527,541)
------------------------------------------------------------------------------------  -------------  -------------
    Change in net assets resulting from share transactions                              218,880,679     75,077,560
------------------------------------------------------------------------------------  -------------  -------------
         Change in net assets                                                           219,433,931     87,577,494
------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------
Beginning of period                                                                     233,847,549    146,270,055
------------------------------------------------------------------------------------  -------------  -------------
End of period (including undistributed net investment income
of $0 and $585,193, respectively)                                                     $ 453,281,480  $ 233,847,549
------------------------------------------------------------------------------------  -------------  -------------

(See Notes which are an integral part of the Financial Statements)


Federated Bond Fund
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   YEAR ENDED
                                   OCTOBER 31,
                                  1996 1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                            $    9.76   $    9.64
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------
  Net investment income                                                                              0.71        0.26
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                            (0.04)       0.11
----------------------------------------------------------------------------------------------  ---------  -----------
  Total from investment operations                                                                   0.67        0.37
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------
  Distributions from net investment income                                                          (0.71)      (0.25)
----------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                  $    9.72   $    9.76
----------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                                     7.21%       3.92%
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------
  Expenses                                                                                           1.05%       1.02%*
----------------------------------------------------------------------------------------------
  Net investment income                                                                              7.46%       8.22%*
----------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                   0.25%       0.35%*
----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                         $37,045      $5,070
----------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                   49%         77%
----------------------------------------------------------------------------------------------

 * Computed on an annualized basis.

(a) Reflects operations for the period from June 28, 1995 (date of initial public offering) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated Bond Fund
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   YEAR ENDED
                                   OCTOBER 31,
                                  1996 1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                            $    9.76   $    9.64
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------
  Net investment income                                                                              0.64        0.24
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                            (0.04)       0.11
----------------------------------------------------------------------------------------------  ---------  -----------
  Total from investment operations                                                                   0.60        0.35
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------
  Distributions from net investment income                                                          (0.64)      (0.23)
----------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                  $    9.72   $    9.76
----------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                                     6.40%       3.72%
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------
  Expenses                                                                                           1.85%       1.81%*
----------------------------------------------------------------------------------------------
  Net investment income                                                                              6.66%       7.36%*
----------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                   0.20%       0.30%*
----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                         $125,620    $27,768
----------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                   49%         77%
----------------------------------------------------------------------------------------------

 * Computed on an annualized basis.

(a) Reflects operations for the period from June 28, 1995 (date of initial public offering) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated Bond Fund
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   YEAR ENDED
                                   OCTOBER 31,
                                  1996 1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                            $    9.76   $    9.64
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------
  Net investment income                                                                              0.64        0.24
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                            (0.04)       0.11
----------------------------------------------------------------------------------------------  ---------  -----------
  Total from investment operations                                                                   0.60        0.35
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------
  Distributions from net investment income                                                          (0.64)      (0.23)
----------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                  $    9.72   $    9.76
----------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                                     6.40%       3.72%
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------
  Expenses                                                                                           1.85%       1.81%*
----------------------------------------------------------------------------------------------
  Net investment income                                                                              6.70%       7.31%*
----------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                   0.20%       0.30%*
----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                         $22,897      $5,508
----------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                   49%         77%
----------------------------------------------------------------------------------------------

 * Computed on an annualized basis.

(a) Reflects operations for the period from June 28, 1995 (date of initial public offering) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated Bond Fund
Financial Highlights--Class F Shares
(formerly, Fortress Shares)
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 YEAR ENDED OCTOBER 31,                       YEAR ENDED DECEMBER 31,
                                   1996       1995       1994       1993       1992(A)      1991       1990       1989
NET ASSET VALUE, BEGINNING OF
PERIOD                           $    9.76  $    9.08  $   10.30  $    9.23   $    8.81   $    6.89  $    8.79  $    9.86
-------------------------------
INCOME FROM INVESTMENT
OPERATIONS
-------------------------------
  Net investment income               0.71       0.79       0.76       0.77        0.59        1.01       1.08       1.23
-------------------------------
  Net realized and unrealized
  gain (loss) on investments         (0.04)      0.65      (1.09)      1.07        0.43        1.92      (1.84)     (1.07)
-------------------------------  ---------  ---------  ---------  ---------  -----------  ---------  ---------  ---------
  Total from investment
  operations                          0.67       1.44      (0.33)      1.84        1.02        2.93      (0.76)      0.16
-------------------------------  ---------  ---------  ---------  ---------  -----------  ---------  ---------  ---------
LESS DISTRIBUTIONS
-------------------------------
  Distributions from net
  investment income                  (0.71)     (0.76)     (0.75)     (0.77)      (0.60)      (1.01)     (1.14)     (1.23)
-------------------------------
  Distributions from net
  realized gain on investment
  transactions                      --         --          (0.14)    --          --          --         --         --
-------------------------------  ---------  ---------  ---------  ---------  -----------  ---------  ---------  ---------
  Total distributions                (0.71)     (0.76)     (0.89)     (0.77)      (0.60)      (1.01)     (1.14)     (1.23)
-------------------------------  ---------  ---------  ---------  ---------  -----------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD   $    9.72  $    9.76  $    9.08  $   10.30   $    9.23   $    8.81  $    6.89  $    8.79
-------------------------------  ---------  ---------  ---------  ---------  -----------  ---------  ---------  ---------
TOTAL RETURN (C)                      7.18%     16.51%     (3.41%)     20.61%      11.79%     44.62%     (9.59%)      1.32%
-------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------
  Expenses                            1.08%      1.03%      1.05%      1.04%       0.49%*      1.00%      1.01%      1.14%
-------------------------------
  Net investment income               7.38%      8.20%      7.92%      7.69%       8.05%*     12.17%     13.43%     12.81%
-------------------------------
  Expense waiver/ reimbursement
  (d)                                 0.22%      0.31%      0.33%      0.61%       2.01%*      1.50%      1.49%      1.36%
-------------------------------
SUPPLEMENTAL DATA
-------------------------------
  Net assets, end of period
  (000 omitted)                   $267,720   $195,502   $146,270   $125,762     $54,886      $6,068     $7,484     $4,734
-------------------------------
  Portfolio turnover                    49%        77%        74%        51%         49%         33%        28%        38%
-------------------------------

                                   1988(B)
NET ASSET VALUE, BEGINNING OF
PERIOD                            $   10.06
-------------------------------
INCOME FROM INVESTMENT
OPERATIONS
-------------------------------
  Net investment income                0.61
-------------------------------
  Net realized and unrealized
  gain (loss) on investments          (0.16)
-------------------------------  -----------
  Total from investment
  operations                           0.45
-------------------------------  -----------
LESS DISTRIBUTIONS
-------------------------------
  Distributions from net
  investment income                   (0.65)
-------------------------------
  Distributions from net
  realized gain on investment
  transactions                       --
-------------------------------  -----------
  Total distributions                 (0.65)
-------------------------------  -----------
NET ASSET VALUE, END OF PERIOD    $    9.86
-------------------------------  -----------
TOTAL RETURN (C)                       4.62%
-------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------
  Expenses                             1.00%*
-------------------------------
  Net investment income               12.58%*
-------------------------------
  Expense waiver/ reimbursement
  (d)                                  1.00%*
-------------------------------
SUPPLEMENTAL DATA
-------------------------------
  Net assets, end of period
  (000 omitted)                      $4,968
-------------------------------
  Portfolio turnover                     31%
-------------------------------

 * Computed on an annualized basis.

(a) During the ten month period, the Fund changed its fiscal year-end from December 31 to October 31.

(b) Reflects operations for the period from July 8, 1988 (date of initial public investment) to December 31, 1988.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated Bond Fund
Notes to Financial Statements
--------------------------------------------------------------------------------
October 31, 1996

1. ORGANIZATION

Investment Series Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of one portfolio. The financial statements included herein are those of Federated Bond Fund (the "Fund"), a diversified portfolio. The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital.

The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed corporate bonds, U.S. government securities, other fixed income and asset-backed securities, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the


Federated Bond Fund

--------------------------------------------------------------------------------
     Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for section 988 transactions and accumulated equalization. The following reclassifications have been made to the financial statements.

                                  INCREASE (DECREASE)
                        ACCUMULATED NET           INCOME/ACCUMULATED DISTRIBUTIONS
 PAID-IN CAPITAL      REALIZED GAIN/LOSS         IN EXCESS OF NET INVESTMENT INCOME
   $  1,241,041           $     9,075                      ($    1,250,116)

     Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At last fiscal year-end date, the Fund, for federal tax purposes, had a capital loss carryforward of $3,590,286, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR                                                                         EXPIRATION AMOUNT
2002                                                                                       $   3,359,826
------------------------------------------------------------------------------------
2003                                                                                       $     101,014
------------------------------------------------------------------------------------
2004                                                                                       $     129,446
------------------------------------------------------------------------------------


Federated Bond Fund

--------------------------------------------------------------------------------

     EQUALIZATION--The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at October 31, 1996 is as follows:

                                                                          ACQUISITION          ACQUISITION
                             SECURITY                                         DATE                 COST
Astor Corporation, Sr. Sub. Note                                                   10/2/1996   $    402,875
------------------------------------------------------------------
Australis Holdings Pty Limited, Unit                                              10/29/1996        224,833
------------------------------------------------------------------
Bar Technologies, Inc., Warrants                                                   8/27/1996              0
------------------------------------------------------------------
Bayer Corp, Deb.                                                         9/26/1995-11/9/1995      1,992,050
------------------------------------------------------------------
Bayer Corp, Deb.                                                         3/21/1996-4/17/1996      1,687,443
------------------------------------------------------------------
CalEnergy Co., Inc., Sr. Note                                                      9/18/1996         99,616
------------------------------------------------------------------
Dade International, Inc., Sr. Sub. Note                                  4/30/1996-7/15/1996        718,250
------------------------------------------------------------------
Equitable Life, Note                                                              10/17/1996      2,980,650
------------------------------------------------------------------
Euramax International Plc, Sr. Sub. Note                                           9/18/1996        504,000
------------------------------------------------------------------
First Nationwide Escrow Corp., Sr. Sub. Note                                       9/13/1996        686,875
------------------------------------------------------------------
Four M Corp., Sr. Secd. Note                                                       5/23/1996        150,000
------------------------------------------------------------------
Freeport Terminal (Malta) Ltd, Gtd. Global Note                          3/17/1994-12/7/1995      4,551,806


Federated Bond Fund

--------------------------------------------------------------------------------

                                                                          ACQUISITION          ACQUISITION
                             SECURITY                                         DATE                 COST
------------------------------------------------------------------
Genesis Health Ventures, Inc., Sr. Sub. Note                                       10/1/1996        450,000
------------------------------------------------------------------
IHF Capital, Inc., Warrants                                                        11/4/1994          3,952
------------------------------------------------------------------
ISP Holding, Inc., Sr. Note                                              5/24/1994-2/14/1996        762,733
------------------------------------------------------------------
International Home Foods, Inc., Sr. Sub. Note                                     10/29/1996        550,000
------------------------------------------------------------------
International Knife & Saw, Inc., Sr. Sub. Note                                    10/31/1996        250,000
------------------------------------------------------------------
Millicom International Cellular S. A., Sr. Sub. Disc. Note                         5/24/1996        558,085
------------------------------------------------------------------
Outsourcing Solutions, Inc., Sr. Sub. Note                                        10/31/1996        251,563
------------------------------------------------------------------
Pacific Mutual Life Insurance Company, Note                                        6/26/1996      4,366,260
------------------------------------------------------------------
Paging Network, Inc., Sr. Sub. Note                                               10/10/1996        300,000
------------------------------------------------------------------
Pegasus Media, Class B                                                            10/31/1995              0
------------------------------------------------------------------
Prime Succession Acquisition Corp., Sr. Sub. Note                                  8/13/1996        125,000
------------------------------------------------------------------
Principal Mutual Life Insurance Co., Note                                          8/28/1995      2,847,450
------------------------------------------------------------------
Reinsurance Group of America, Sr. Note                                             3/19/1996      5,483,170
------------------------------------------------------------------
Royal Oak Mines, Sr. Sub. Note                                            8/5/1996-8/28/1996        599,750
------------------------------------------------------------------
Stone Container Corp., Rating Adjustable Sr. Notes                                 9/29/1994        496,410
------------------------------------------------------------------
Tenaga Nasional Berhad, Deb.                                             2/16/1996-10/3/1996      6,219,973
------------------------------------------------------------------
Tokheim Corp., Sr. Sub. Note                                              8/16/1996-9/4/1996        382,938
------------------------------------------------------------------
U.S. Can Corp., Sr. Sub. Note                                                     10/10/1996        125,000
------------------------------------------------------------------
Union Central Life Insurance Co.                                                  10/31/1996      3,979,120
------------------------------------------------------------------
Uniforet Inc., Sr. Note                                                            10/7/1996        250,000
------------------------------------------------------------------


Federated Bond Fund

--------------------------------------------------------------------------------

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At October 31, 1996, par value shares ($0.0001 per share) authorized were as follows:

                                                                                                   POUND OF PAR
                                      VALUE
                                  CAPITAL STOCK
                                          CLASS NAME                                                AUTHORIZED
Class A                                                                                                25,000,000
-----------------------------------------------------------------------------------------------
Class B                                                                                                25,000,000
-----------------------------------------------------------------------------------------------
Class C                                                                                                25,000,000
-----------------------------------------------------------------------------------------------
Class F                                                                                               525,000,000
-----------------------------------------------------------------------------------------------
Unclassified                                                                                          400,000,000
-----------------------------------------------------------------------------------------------  -----------------
     Total                                                                                          1,000,000,000
-----------------------------------------------------------------------------------------------  -----------------

Transactions in capital stock were as follows:

                                                                      YEAR ENDED               PERIOD ENDED
                                                                   OCTOBER 31, 1996         OCTOBER 31, 1995(A)
                       CLASS A SHARES                            SHARES       AMOUNT       SHARES       AMOUNT
Shares sold                                                     3,691,576  $  35,793,135    525,834  $  5,078,460
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                          150,861      1,442,578      4,406        42,695
-------------------------------------------------------------
Shares redeemed                                                  (550,070)    (5,293,729)   (10,939)     (105,289)
-------------------------------------------------------------  ----------  -------------  ---------  ------------
     Net change resulting from Class A Shares transactions      3,292,367  $  31,941,984    519,301  $  5,015,866
-------------------------------------------------------------  ----------  -------------  ---------  ------------


Federated Bond Fund

--------------------------------------------------------------------------------

                                                                      YEAR ENDED               PERIOD ENDED
                                                                   OCTOBER 31, 1996         OCTOBER 31, 1995(A)
                    CLASS B SHARES                          SHARES         AMOUNT        SHARES       AMOUNT
Shares sold                                                12,011,129  $  116,306,127   2,842,775  $  27,454,188
-------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                        336,941       3,224,612      17,428        168,835
-------------------------------------------------------
Shares redeemed                                            (2,267,434)    (22,140,487)    (14,659)      (141,896)
-------------------------------------------------------  ------------  --------------  ----------  -------------
     Net change resulting from Class B Shares
     transactions                                          10,080,636  $   97,390,252   2,845,544  $  27,481,127
-------------------------------------------------------  ------------  --------------  ----------  -------------

                                                                  YEAR ENDED                 PERIOD ENDED
                                                               OCTOBER 31, 1996           OCTOBER 31, 1995(A)
                       CLASS C SHARES                            SHARES       AMOUNT       SHARES       AMOUNT
Shares sold                                                     2,109,387  $  20,275,115    559,632  $  5,403,663
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                           68,973        660,034      5,231        50,591
-------------------------------------------------------------
Shares redeemed                                                  (386,472)    (3,688,591)      (733)       (7,139)
-------------------------------------------------------------  ----------  -------------  ---------  ------------
     Net change resulting from Class C Shares transactions      1,791,888  $  17,246,558    564,130  $  5,447,115
-------------------------------------------------------------  ----------  -------------  ---------  ------------

                                                                      YEAR ENDED               PERIOD ENDED
                                                                   OCTOBER 31, 1996         OCTOBER 31, 1995(A)
                   CLASS F SHARES                         SHARES         AMOUNT        SHARES         AMOUNT
Shares sold                                              11,961,299  $  114,805,713    7,165,637  $   67,136,434
-----------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                      793,767       7,613,107      562,573       5,270,235
-----------------------------------------------------
Shares redeemed                                          (5,233,916)    (50,116,935)  (3,810,614)    (35,273,217)
-----------------------------------------------------  ------------  --------------  -----------  --------------
     Net change resulting from Class F Shares
     transactions                                         7,521,150      72,301,885    3,917,596      37,133,452
-----------------------------------------------------  ------------  --------------  -----------  --------------
     Net change resulting from Fund share
     transactions                                        22,686,041  $  218,880,679    7,846,571  $   75,077,560
-----------------------------------------------------  ------------  --------------  -----------  --------------

(a) For the period from June 28, 1995 (date of initial public investment) to October 31, 1995.


Federated Bond Fund

--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B, and Class C shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                                                                                              % OF AVG. DAILY NET
                                    SHARE CLASS NAME                                            ASSETS OF CLASS
Class A Shares                                                                                          0.25%
-----------------------------------------------------------------------------------------
Class B Shares                                                                                          0.75%
-----------------------------------------------------------------------------------------
Class C Shares                                                                                          0.75%
-----------------------------------------------------------------------------------------

For the year ended October 31, 1996 Class A Shares did not incur a distribution services fee.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


Federated Bond Fund

--------------------------------------------------------------------------------

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1996, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $  166,351,567
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  387,167,809
--------------------------------------------------------------------------------------------------  --------------


Report of Ernst & Young LLP,
Independent Auditors
--------------------------------------------------------------------------------

To the Directors and Shareholders of INVESTMENT SERIES FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Bond Fund, (one of the portfolios comprising Investment Series Funds, Inc.) as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Bond Fund at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
December 16, 1996


Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       J. Christopher Donahue
William J. Copeland                                       President
J. Christopher Donahue                                    Edward C. Gonzales
James E. Dowd                                             Executive Vice President
Lawrence D. Ellis, M.D.                                   John W. McGonigle
Edward L. Flaherty, Jr.                                   Executive Vice President, Treasurer and Secretary
Peter E. Madden                                           Richard B. Fisher
Gregor F. Meyer                                           Vice President
John E. Murray, Jr.                                       S. Elliott Cohan
Wesley W. Posvar                                          Assistant Secretary
Marjorie P. Smuts

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.


  [LOGO]   Federated Investors
Since 1955

           Federated Investors Tower
           Pittsburgh, PA 15222-3779

           Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

           Cusip 461444507
           Cusip 461444606
           Cusip 461444705
           Cusip 461444309
           G01452-02 (12/96)




APPENDIX
A. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $9,000 in Federated Bond Fund in 1987 would have grown to $21,782. The `x" axis reflects the cost of investment, the "y" axis reflects computation periods from 1987 to 1996, and the right margin reflects a total investment range from $0 to $22,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.

B. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an yearly investment of $1,000 in Federated Bond Fund in 1987 would have grown to $16,916. The `x" axis reflects the cost of investment, the "y" axis reflects computation periods from 1987 to 1996, and the right margin reflects a total investment range from $0 to $18,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.

C. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an investment of $20,000 in Federated Bond Fund in 1987 would have grown to $48,405. The `x" axis reflects the cost of investment, the `y" axis reflects computation periods from 1987 to 1996, and the right margin reflects a total investment range from $0 to $50,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends
D. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A Shares of the fund are represented by a solid line, whereas the Lehman Brothers Corpoated Bond Index (LBCBI) is represented by a broken dotted line, and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB) is represented by a broken dashed line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment in the Class A Shares of the fund, the LBCBI, and the LCDBBB for the period from June 28, 1995 to October 31, 1996. The `y" axis reflects the cost of the investment. The `x" axis reflects computation periods from the ending value of the hypothetical investment in the Class A Shares of the fund as compared to LBCBI and LCDBBB; the ending values are $10,640, $11,014 and $10,919,respectively. Beneath the list of the components that correspond to the line graph are the following total return data for the Class A Shares of the fund: total return figures for the 1 year period, and start of performance. The corresponding total figures are as follows: 2.39% and 4.77% respectively. The performance disclaimer and footnotes are listed directly under the graphic presentation.

E. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class B Shares of the fund are represented by a solid line, whereas the Lehman Brothers Corpoated Bond Index (LBCBI) is represented by a broken dotted line, and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB) is represented by a broken dashed line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment in the Class B Shares of the fund, the LBCBI, and the LCDBBB for the period from June 28, 1995 to October 31, 1996. The `y" axis reflects the cost of the investment. The `x" axis reflects computation periods from the ending value of the hypothetical investment in the Class B Shares of the fund as compared to LBCBI and LCDBBB; the ending values are $10,513, $11,014 and $10,919,respectively. Beneath the list of the components that correspond to the line graph are the following total return data for the Class B Shares of the fund: total return figures for the 1 year period, and start of performance. The corresponding total figures are as follows: 0.59% and 3.80% respectively. The performance disclaimer and footnotes are listed directly under the graphic presentation.

F. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class C Shares of the fund are represented by a solid line, whereas the Lehman Brothers Corpoated Bond Index (LBCBI) is represented by a broken dotted line, and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB) is represented by a broken dashed line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment in the Class C Shares of the fund, the LBCBI, and the LCDBBB for the period from June 28, 1995 to October 31, 1996. The `y" axis reflects the cost of the investment. The `x" axis reflects computation periods from the ending value of the hypothetical investment in the Class C Shares of the fund as compared to LBCBI and LCDBBB; the ending values are $11,036, $10,919 and $11,014,respectively. Beneath the list of the components that correspond to the line graph are the following total return data for the Class C Shares of the fund: total return figures for the 1 year period, and start of performance. The corresponding total figures are as follows: 5.30% and 7.62% respectively. The performance disclaimer and footnotes are listed directly under the graphic presentation.

G. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class F Shares of the fund are represented by a solid line, whereas the Lehman Brothers Corpoated Bond Index (LBCBI) is represented by a broken dotted line, and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB) is represented by a broken dashed line. The line graph is a visual representation of a comparison of change in value of a hypothetical investment in the Class F Shares of the fund, the LBCBI, and the LCDBBB for the period from June 28, 1995 to October 31, 1996. The `y" axis reflects the cost of the investment. The `x" axis reflects computation periods from the ending value of the hypothetical investment in the Class F Shares of the fund as compared to LBCBI and LCDBBB; the ending values are $24,146, $24,197 and $21,921,respectively. Beneath the list of the components that correspond to the line graph are the following total return data for the Class F Shares of the fund: total return figures for the 1 year period, 5 year period and start of performance. The corresponding total figures are as follows: 5.00% 10.38% and 9.81%, respectively. The performance disclaimer and footnotes are listed directly under the graphic presentation.